PREPAYMENT AND OTHER CURRENT ASSETS - Schedule of Prepayment and Other Current Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current:
Deposits & Prepayment	$ 3,676,109	$ 1,392,753
Other receivables	697,836	609,041
Current, gross	4,373,945	2,001,794
Allowance for expected credit losses	0	(750,000)
Total current prepayment and other assets	4,373,945	1,251,794
Non-current:
Deposit others	0	414,983
Prepayment, non-current	179,151	7,866
Non-current, net	179,151	422,849
Total prepayment and other assets	$ 4,553,096	$ 1,674,643